Cover	Oct. 13, 2023
Cover [Abstract]
Entity Registrant Name	Metaterra Corp.
Entity Central Index Key	0001918884
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 13, 2023
Entity File Number	333-263777
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1611421
Entity Address Address Line 1	3495 Lakeside Drive
Entity Address Address Line 2	#1487
Entity Address City Or Town	Reno
Entity Address Postal Zip Code	89509
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	310-3069
Entity Address State Or Province	NV